UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21556
Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive
Suite 600
Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)
Michael J. Corbett 300 South Wacker Drive Suite 600 Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:  (312) 669-1650
Date of fiscal year end:  October 31
Date of reporting period:  July 1, 2018 to June 30, 2019

Proxy Voting Record for the Reporting Period from July 1, 2018 to June 30, 2019
Perritt Funds, Inc. (the “Corporation”) is an open-end, management investment company registered under the Investment Company Act of 1940.  The tables below disclose the following information for each matter relating to a portfolio security of the Perritt MicroCap Opportunities Fund, a series of the Corporation (the “MicroCap Fund”), the Perritt Ultra MicroCap Fund, a series of the Corporation (the “Ultra MicroCap Fund”) and the Perritt Low Priced Stock Fund, a series of the Corporation (the “Low Priced Fund”), considered at any shareholder meeting held during the period covered by this report, with respect to which the MicroCap Fund, the Ultra MicroCap Fund or the Low Priced Fund was entitled to vote:
•	The name of the issuer of the portfolio security;
•	The exchange ticker symbol of the portfolio security;
•	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;
•	The shareholder meeting date;
•	A brief identification of the matter voted on;
•	Whether the matter was proposed by management (M) or a shareholder (S);
•	Whether the MicroCap Fund, the Ultra MicroCap Fund or the Low Priced Fund voted; and
•	Whether the MicroCap Fund, the Ultra MicroCap Fund or the Low Priced Fund voted for or against management.

2018-2019
PERRITT MICROCAP OPPORTUNITIES FUND
PROXY VOTING RECORD

Issuer	Symbol	CUSIP	Mtg Date	Proposal	Proposed By	Voted	For/Against/Abstain	For Management	Date Signed

PCM, Inc.	PCMI	69323K100	7/23/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Frank F. Khulusi, Thomas A. Maloof, Ronald B. Reck, Paul C. Heeschen	M	Y	FOR	Y	7/3/2018
				Proposal to approve an amendment to the PCM, Inc. 2012 Equity Incentive Plan.	M	Y	FOR	Y
				Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the Company's current fiscal year ending December 31, 2018.	M	Y	FOR	Y
Computer Task Group, Incorporated	CTG	205477102	6/30/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Daniel J. Sullivan, Arthur W. Crumlish	M	Y	FOR	Y	6/30/2018
				To approve, in an advisory and non-binding vote, the compensation of the Company's Named Executive Officers.	M	Y	FOR	Y
				To ratify the appointment of KPMG LLP as the Company's independent registered accounting firm for the 2018 fiscal year.	M	Y	FOR	Y
				To approve amendments to the Company's Restated Certificate of Incorporation and Restated By-Laws to declassify the Board for the annual election of directors.	M	Y	FOR	Y
Graham Corporation	GHM	384556106	8/9/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Alan Fortier, James R. Lines, Lisa M. Schnorr	M	Y	FOR	Y	7/8/2018
				To approve, on an advisory basis, the compensation of our named executive officers.	M	Y	FOR	Y
				To ratify the selection of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending March 31, 2019.	M	Y	FOR	Y
Motorcar Parts of America, Inc.	MPAA	M1480COM	9/6/2018	ELECTION OF THE FOLLOWING DIRECTORS: Selwyn Joffe, Scott J. Adelson, David Gryan, Rudolph J. Borneo, Joseph Ferguson, Philip Gay, Duanne Miller, Jeffrey Mirvis, Timothy D. Vargo, Garbara L. Whittaker	M	Y	FOR	Y	8/4/2018
				Prosposal to ratify the appointment of Ernst & Young LLP, as the Company's independent registered pulic accountants for the fiscal year ending March 31, 2019.	M	Y	FOR	Y
				Advisory vote on the compensation of our names executive officers.	M	Y	FOR	Y
Innerworkings, Inc.	INWK	45773Y105	9/6/2018
ELECTION OF THE FOLLOWING DIRECTORS:  Eric D. Belcher, Jack M. Greenberg, Richard S. Stoddart, Xcharles K. Bobinskoy, David Fisher, J. Patrick Gallagher, Jr. Julie M. Howard, Linda S. Wolf, Lindsay Y. Corby, Adam J. Gutstein
					M	Y	FOR	Y	8/8/2018
				Approve, on an advisory, non-binding basis, the compensation of the Company's named executive officers.	M	Y	FOR	Y
				Approve the amended and restated 2006 Stock Incentive Plan, including an increase in the share reserve of 1,035,000 shares.	M	Y	FOR	Y
				Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2018.	M	Y	FOR	Y
Ameerican Software, Inc.	AMSWA	029683109	8/22/2018	ELECTION OF THE FOLLOWING DIRECTORS: W. Dennis Hogue, James B. Miller, Jr.	M	Y	FOR	Y	8/10/2018

Ratification of the appointment by the Board of Directors, upon the recommendation of the Audit Committee, of KPMG LLP to serve as the independent registered public accounting audit firm for the Company for the fiscal year ending April 30, 2019.
					M	Y	FOR	Y
				To approve on an advisory basis the compensation of our named executive officers.	M	Y	FOR	Y
Motorcar Parts of America Inc.	MPAA	620071100	9/6/2018	ELECTION OF THE FOLLOWING DIRECTORS: Selwyn Jolfe, Scott J. Adelson, David Bryan, Rudolph J. Borneo, Joseph Ferguson, Philip Gay, Duane Miller, Jeffrey Mirvis, Timothy D. Vargo, Barbara L. Whittaker	M	Y	FOR	Y	9/6/2018
				Proposal to ratify the appointment of Ernst & Young LLP as the Company's independent registered public accountants for the fiscal year ending March 31, 2019.	M	Y	FOR	Y
				Advisory vote on the compensation of our named executive officer	M	Y	FOR	Y
Matrix Service Company	MTRX	576853105	10/30/2018	ELECTION OF THE FOLLOWING DIRECTORS: Martha Z. Carnes, John D. Chandler, John W. Gibson, John R. Hewitt, Liane K. Hinrichs, James H. Miller, Jim W. Mogg	M	Y	FOR	Y	10/1/2018
				To ratify the engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2019.	M	Y	FOR	Y
				Advisory vote on named executive officer compensation.	M	Y	FOR	Y
				To approve the Matrix Service Company 2018 Stock and Incentive Compensation Plan.	M	Y	FOR	Y
Landec Corporation	LNDC	514766104	10/12/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Frederick Frank, Steven Goldby, Nelson Obus, Andrew Powell, Catherine A. Sohn	M	Y	FOR	Y	10/4/2018
				Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending May 26, 2019.	M	Y	FOR	Y
				Advisory vote to approve named executive officer compensation	M	Y	FOR	Y
Radiant Logistics Inc.	RLGT	75025X100	11/14/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Bohn H. Crain, Jack Edwards, Richard P. Palmieri, Michael Gould	M	Y	FOR	Y	10/16/2018
				Ratifying the appointment of Peterson Sullivan LLP as the Company's independent auditor for the fiscal year ending June 30, 2019.	M	Y	FOR	Y
LSI Industries, Inc.	LYTS	50216C108	11/6/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Robert P. Beech, Ronald D. Brown, Gary P. Kreider, John K. Morgan, Wilfred T. O'Gara, James P. Sferra, Robert A. Steele	M	Y	FOR	Y	10/15/2018
				Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for fiscal 2019.	M	Y	FOR	Y
				Advisory vote on the compensation of the named executive officers as described in the Company's proxy statement.	M	Y	FOR	Y
KMG Chemicals, Inc.	KMG	482564101	11/13/2018
Proposal to approve and adopt the Agreement and Plan of Merger, dated as of August 14, 2018, as it may be amended from time to time, by and among KMG Chemicals, Inc., Cabot Microelectronics Corporation and Cobalt Merger Sub Corporation (the "Agreement and Plan of Merger").
					M	Y	FOR	Y	10/16/2018

Proposal to approve the adjournment of the special meeting, if necessary or appropriate, to solicit additional proxies in favor of the proposal to approve the Agreement and Plan of Merger if there are insufficient votes to approve the proposal to approve the Agreement and Plan of Merger at the time of the special meeting or any adjournment or postponement thereof.
					M	Y	FOR	Y
				Proposal to approve by non-binding, advisory vote, certain compensation arrangements for KMG's named executive officers in connection with the merger contemplated by the Agreement and Plan of Merger.	M	Y	FOR	Y
Veritex Holdings Inc.	VBTX	923451108	11/15/2018
Veritex Share Issuance Proposal: To approve the issuance of shares of common stock, par value $0.01 per share, of Veritex Holdings, Inc. pursuant to the Agreement and Plan of Reorganization, dated July 23, 2018, by and among Veritex Holdings, Inc., MustMS, Inc. and Green Bancorp, Inc. (the "Vertiex Share Issuance Proposal").
					M	Y	FOR	Y	10/25/2018

Veritex Adjournment Proposal: To approve one or more adjournments of the Veritex Special Meeting, if necessary or appropriate, to solicit additional proxies in favor of approval of the Veritex Share Issuance Proposal.
					M	Y	FOR	Y
Northeast Bancorp	NWN	663904209	11/16/2018	DIRECTORS RECOMMEND; A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Matthew B. Botein, Cheryl Lynn Dorsey	M	Y	FOR	Y	10/31/2018
				To approve, on an advisory, non-binding basis, the compensation of our named executive officers.	M	Y	FOR	Y
				To ratify the appointment of RSM US LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2019.	M	Y	FOR	Y
Farmer Bros. Co.	FARM	307675108	12/6/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Randy E. Clark, Stacy Loretz-Congdon	M	Y	FOR	Y	11/13/2018
				Ratification of selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending June 30, 2019.	M	Y	FOR	Y
				Non-binding, advisory vote to approve compensation paid to the Company's named executive officers.	M	Y	FOR	Y
				Approval of the Company's forum selection by-law to provide that the courts located within the State of Delaware will serve as the exclusive forum for the adjudication of certain legal disputes.	M	Y	FOR	Y
Hill International, Inc.	HIL	431466101	12/6/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Arnaud Ajdler, Raof S. Ghali	M	Y	FOR	Y	11/16/2018
				Advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
				Ratification of the appointment of EisnerAmper LLP as the Company's independent registered public accounting firm for 2018	M	Y	FOR	Y
Infrastructure and Energy Alt Inc.	IEA	45686J104	12/14/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Mohsin Y. Meghji, Ian Schapiro	M	Y	FOR	Y	11/20/2018
				Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2019 fiscal year.	M	Y	FOR	Y
Sparton Corporation	SPA	847235108	12/20/2018	ELECTION OF THE FOLLOWING DIRECTORS: Alan L Bazaar, James D. Fast, Charles R. Kummeth, James R. Swartwout, Frank A. Wilson	M	Y	FOR	Y	12/4/2018
				Ratification of the appointment of BDO USA, LLP as independent registered public accountants for the Company for the fiscal year ending June 30, 2019 by advisory vote.	M	Y	FOR	Y
				To approve the Named Executive Officer compensation by an advisory vote.	M	Y	FOR	Y
Northern Technologies International Corp.	NTIC	665809109	1/18/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Barbara D. Dolwell, Soo-Keong Koh, Sunggyu Lee, Ph D, G. Patrick Lynch, Ramani Narayan, Ph D, Richard J. Nigon, Konstantin von Falkenhausen
					M	Y	FOR	Y	12/11/2018
				Approve the Northern Technologies International Corporation 2019 Stock Incentive Plan.	M	Y	FOR	Y
				Approve, on an advisory basis, the compensation of our named executive officers, as disclosed in the proxy statement	M	Y	FOR	Y
				Ratify the selection of Baker Tilly Virchow Krause LLP as independent registered public accounting firm for the fiscal year ending August 31, 2019.	M	Y	FOR	Y

Ratify the filing and effectiveness of the certificate of amendment to our Restated Certificate of Incorporation filed with the Secretary of State of the State of Delaware on January 16, 2018 and the increase in the amount of shares of authorized common stock effected thereby.
					M	Y	FOR	Y
Schnitzer Steel Industries, Inc.	SCHN	806882106	1/29/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Rhonda D. Hunter, David L. Jahnke, William D. Larson	M	Y	FOR	Y	1/2/2019
				To vote on an advisory resolution on executive compensation.	M	Y	FOR	Y
				To ratify the selection of independent registered public accounting firm.	M	Y	FOR	Y
Delta Apparel, Inc.	DLA	247368103	2/7/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:   Anita D. Britt, J. Bradley Campbell, Dr. G. Jay Gogue, Robert W. Humphreys, Robert E. Staton, Sr., A. Alexander Taylor, II, David G. Whalen
					M	Y	FOR	Y	1/2/2019
				To approve, on an advisory basis, the compensation of our named executive officers (as defined in the proxy statement).	M	Y	FOR	Y
				To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending September 28, 2019.	M	Y	FOR	Y
Hennessy Advisors, Inc.	HNNA	425885100	2/11/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Neil J. Hennessy, Teresa M. Nilsen, Daniel B. Steadman, Henry Hansel, Brian A. Hennessy, Daniel G. Libarle, Rodger Offenback ,Susan W. Pomilia, Thomas L. Seavey
					M	Y	FOR	Y	1/2/2019
				Ratify the selection of Marcum LLP as the independent registered public accounting firm for Hennessy Advisors, Inc. for fiscal year 2019.	M	Y	FOR	Y
Insteel Industries, Inc.	IIIN	45774W108	2/12/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Abney S. Boxley, III, Jon M. Ruth, Joseph A. Rutkowski	M	Y	FOR	Y	1/9/2019
				Advisory vote to approve the compensation of our executive officers.	M	Y	FOR	Y
				Ratification of appointment of Grant Thornton LLP as our independent registered public accounting firm for our fiscal year 2019.	M	Y	FOR	Y
DIGI Inaternational	DGII	253798102	2/4/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Spiro C. Lazaraks, Halem H. Naguib	M	Y	FOR	Y	1/8/2019
				Company proposal to approve the Digi International Inc. 2019 Omnibus Incentive Plan.	M	Y	FOR	Y
				Company proposal to approve, on a non-binding advisory basis, the compensation paid to named executive officers.	M	Y	FOR	Y
				Ratification of the appointment of Grant Thornton LLP as independent registered public accounting firm of the company for the 2019 fiscal year.	M	Y	FOR	Y
DLH Holdings Corp.	DLHC	23335Q100	3/21/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: William H. Alderman, James P.Allen, Martin J. Delaney, Dr. Elder Granger, Dr. Frances M. Murphy, Zachary C. Parker, Frederick G. Wasserman, Austin J. Yerks, III
					M	Y	FOR	Y	2/5/2019
				An Advisory Vote regarding the approval of compensation paid to our named Executive Officers.	M	Y	FOR	Y
				An advisory vote on the frequency of future advisory votes on the Company's executive compensation. Board Recommends 1 Year	M	Y	FOR	Y	1 Year
				Ratification of Independent Registered Public Accounting Firm.	M	Y	FOR	Y
Emcore Corporation	EMKR	290846203	3/22/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Rex S. Jackson, Jeffrey Rittichier	M	Y	FOR	Y	2/19/2019
				To ratify the appointment of KPMG LLP as EMCORE's independent registered public accounting firm for the fiscal year ending September 30, 2019.	M	Y	FOR	Y
				To approve the EMCORE Corporation 2019 Equity Incentive Plan.	M	Y	FOR	Y
				To approve, on an advisory basis, the executive compensation of EMCORE's Named Executive Officers.	M	Y	FOR	Y
Omnova Solutions Inc.	OMN	682129101	3/19/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: David J. D'Antoni, Steven W. Percy, Allan R. Rothwell	M	Y	FOR	Y	3/9/2019
				Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending Nov 30,2019	M	Y	FOR	Y
				Approval, on an advisory basis, of OMNOVA's named executive officer compensation.	M	Y	FOR	Y
Phototronics, Inc.	PLAB	719405102	3/24/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:Walter M. Fiederowicz, Joseph A. Fiorita, Jr. Liang-Choo Hsia, Peter S. Kirlin, Constantine Macricostas, George Macricostas, Mitchell G. Tyson
					M	Y	FOR	Y
				To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending October 31, 2019.	M	Y	FOR	Y	3/14/219
				To approve an amendment to the Photronics, Inc. Employee Stock Purchase Plan to increase the number of authorized shares of common stock available from 1,500,000 shares to 1,850,000.	M	Y	FOR	Y
				To approve, by non-binding advisory vote, executive compensation.	M	Y	FOR	Y
Huttig Building Products, Inc.	HBP	448451104	4/23/2019	ELECTION OF DIRECTORS: Jon P. Vrabely, Patrick L. Larmon, James F. Hibbard	M	Y	FOR	Y
				To approve the amendment and restatement of the 2005 Non-Employee Directors' Restricted Stock Plan, as amended and restated.	M	Y	FOR	Y	4/3/2019
				To approve, by a non-binding advisory vote, the compensation paid to our named executive officers.	M	Y	FOR	Y
				To approve, by a non-binding vote, the frequency of future advisory votes on the compensation paid to our named executive officers.	M	Y	FOR	Y
				To ratify the appointment of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2019.	M	Y	FOR	Y
Information Services Group, Inc.	III	45675Y104	4/29/2019	ELECTION OF DIRECTORS: Michael P. Connors, Christine Putur	M	Y	FOR	Y	4/3/2019
				To ratify the engagement of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending Dec 31, 2019.	M	Y	FOR	Y
				To approve, in a non-binding advisory vote, the compensation paid to the Company's named executive officers.	M	Y	FOR	Y
Federal Signal Corporation	FSS	313855108	4/30/2019	ELECTION OF DIRECTORS: Eugene J. Lowe, III, Dennis J. Martin, Patrick E. Miller, Richard R.Mudge, William F. Owens, Brenda L. Reichelderfer, Jennifer L. Sherman, John L. Workman	M	Y	FOR	Y	4/3/2019
				Approve, on an advisory basis, the compensation of our named executive officers.	M	Y	FOR	Y
				Ratify the appointment of Deloitte & Touche LLP as Federal Signal Corporation's independent registered public accounting firm for fiscal year 2019.	M	Y	FOR	Y
Limelight Networks,Inc.	LLNW	53261M104	5/1/2019	ELECTION OF DIRECTORS: Jeffrey T. Fisher, David C Peterschmidt, Robert A. Lento	M	Y	FOR	Y	4/4/2019
				Ratification of Ernst & Young LLP as independent registered public accounting firm.	M	Y	FOR	Y
				Approval of Amendment 1 to the 2013 Employee Stock Purchase Plan	M	Y	FOR	Y
Superior Grup of Companies, Inc.	SGC	868358102	5/2/2019	ELECTION OF DIRECTORS: Michael Benstock, Alan D. Schwartz, Robin Hensley, Paul Mellini, Todd Siegel, Venita Field, Andrew D. Demott, Jr.	M	Y	FOR	Y	4/17/2019
				To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the proxy statement.	M	Y	FOR	Y

To vote, on an advisory basis, on whether the preferred frequency of future advisory votes on the compensation of our named executive officers is every year, every two years or every three years
Board of Directors Recommendc 3 Years
					M	Y	AGAINST	N	1 Year
				To ratify the appointment of Mayer Hoffman McCann P.C. as independent auditors for the fiscal year ending December 31, 20	M	Y	FOR	Y
Northeast Bancorp	NBN	663904209	5/8/2019
To approve a proposal to approve the Agreement and Plan of Merger by and between Northeast Bancorp (the "Company") and its wholly-owned bank subsidiary, Northeast Bank (the "Bank"), as part of an internal corporate reorganization initiated by the Company and the Bank, pursuant to which the Company will merge with and into the Bank, with the Bank continuing as the surviving entity
					M	Y	FOR	Y	4/17/2019

To consider and vote upon an adjournment of the special meeting, if necessary, to permit further solicitation of proxies if there are not sufficient votes at the special meeting to vote in favor of approval of the plan of merger.
					M	Y	FOR	Y
Stoneridge, Inc.	SRI	86183P102	5/13/2019	ELECTION OF DIRECTORS: Jonathan B. DeGaynor, Jeffrey P. Draime, Douglas C. Jacobs, Ira C. Kaplan, Kim Korth, William M. Lasky, George S. Mayes, Jr., Paul J. Schlather	M	Y	FOR	Y	4/17/2019
				Ratification of Ernst & Young LLP as the Company's independent registered public accounting firm for 2019.	M	Y	FOR	Y
				Approval, on advisory basis, of the 2018 compensation of the Company's named executive officers.	M	Y	FOR	Y
Rudolph Technologies, Inc.	RTEC	781270103	5/15/2019	ELECTION OF DIRECTORS: Daniel H. Berry, Vita A. Cassese, Thomas G. Greig	M	Y	FOR	Y	4/17/2019
				TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.	M	Y	FOR	Y
				TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2019.	M	Y	FOR	Y
Triumph Bancorp Inc.	TBK	89679E301	5/16/2019	ELECTION OF CLASS II DIRECTORS: Douglas M. Kratz, Richard L. Davis, Michael P. Rafferty, C. Todd Sparks	M	Y	FOR	Y	4/17/2019
				To approve, on a non-binding advisory basis, the compensation of our named executive officers as disclosed in the Proxy Statement.	M	Y	FOR	Y
				To approve, on a non-binding advisory basis, the frequency (every one, two or three years) of future say on pay votes. Board Recomends 1 Year	M	Y	FOR	Y	1 Year
				To approve the First Amendment to the Triumph Bancorp, Inc. 2014 Omnibus Incentive Plan	M	Y	FOR	Y
				To approve the Triumph Bancorp, Inc. Employee Stock Purchase Plan.	M	Y	FOR	Y
				To ratify the appointment of Crowe LLP as our independent registered public accounting firm.	M	Y	FOR	Y
First Internet Bancorp	INBK	320557101	5/20/2019	ELECTION OF DIRECTORS: David B. Becker, John K. Keach, Jr., David R. Lovejoy, Ann D. Murtlow, Ralph R. Whitney, Jr., Jerry Williams, Jean L. Wojtowicz	M	Y	FOR	Y	4/17/2019
				To approve, in an advisory (non-binding) vote, the compensation paid to our named executive officers.	M	Y	FOR	Y
				To determine, in an advisory (non-binding) vote, whether to conduct future advisory votes to approve executive compensation every one, two or three years.	M	Y	FOR	Y	1 Year
				To ratify the appointment of BKD, LLP as our independent registered public accounting firm for 2019.	M	Y	FOR	Y
Travelcenters of America, LLC	TA	894174101	5/23/2019	ELECTION OF DIRECTORS: Lisa Harris Jones	M	Y	FOR	Y	4/17/2019
				Ratification of the appointment of RSM US LLP as independent auditors to serve for the 2019 fiscal year.	M	Y	FOR	Y
Global Brass and Copper Holdings,Inc.	BRSS	37953G103	5/22/2019	ELECTION OF DIRECTORS: Vicki L. Avril, Donald L. Marsh, Jr., Bradford T. Ray, John H. Walker, John J. Wasz, Martin E. Welch, III, Ronald C. Whitaker	M	Y	FOR	Y	4/17/2019
				Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for 2019.	M	Y	FOR	Y
				Approve, on an advisory basis, the compensation of the Company's named executive officers.	M	Y	FOR	Y
Primo Water Corporation	PRMW	74165N105	5/102019	ELECTION OF DIRECTORS: Richard A. Brenner, Susan E. Cates, Charles A. Norris	M	Y	FOR	Y	4/25/2019
				Approval, on an advisory basis, of the compensation paid to our named executive officers.	M	Y	FOR	Y
				Approval of the Primo Water Corporation 2019 Omnibus Long-Term Incentive Plan.	M	Y	FOR	Y
				Approval of Amendment No. 3 to the Primo Water Corporation 2010 Employee Stock Purchase Plan to extend the term of the Plan for an additional five years.	M	Y	FOR	Y
				Ratification of the Audit Committee's appointment of BDO USA, LLP as our independent registered public accounting firm for 2019.	M	Y	FOR	Y
First Internet Bancorp	INBk	320557101	5/20/2019	ELECTION OF DIRECTORS: David B. Becker, John K. Keach, Jr., David R. Lovejoy, Ann D. Murtlow, Ralph R. Whitney, Jr., Jerry Williams, Jean L Wojtowicz	M	Y	FOR	Y	4/25/2019
				To approve, in an advisory (non-binding) vote, the compensation paid to our named executive officers.	M	Y	FOR	Y
				To determine, in an advisory (non-binding) vote, whether to conduct future advisory votes to approve executive compensation every one, two or three years.	M	Y	FOR	Y	1 Year
				To ratify the appointment of BKD, LLP as our independent registered public accounting firm for 2019.	M	Y	FOR	Y
Veritex Holdings, Inc.	VBTX	923451108	5/21/2019	ELECTION OF DIRECTOR: C. Lmalcolm Holland, Pat S. Bolin, William D. Ellis, Ned N. Fleming, Mark C. Griege, Steven D. Lerner, Manuel J. Mehos, Gregory B. Morrison, John T. Sughrue	M	Y	FOR	Y	5/9/2019
				To approve the 2019 Amended and Restated Omnibus Incentive Plan.	M	Y	FOR	Y
				To approve the issuance of shares of common stock underlying certain equity awards made in January 2019.	M	Y	FOR	Y
				Advisory vote to approve the compensation of our named executive officers.	M	Y	FOR	Y
				Advisory vote on the frequency of future advisory votes on executive compensation.	M	Y	FOR	Y
Rumbleon, Inc.	RMBL	781386206	5/20/2019	ELECTION OF DIRECTORS: Marshall L. Chesrowm, Steven R. Berrard, Denmar Dixon, Kartik Kakarala, Richard A. Gray, Jr., Joseph E. Reece, Kevin Westfall	M	Y	FOR	Y	5/9/2019
				To approve an amendment to the RumbleOn, Inc. 2017 Stock Incentive Plan (the "Plan") to increase the number of shares of Class B Common Stock authorized for issuance under the Plan.	M	Y	FOR	Y
				Non-binding advisory approval of the compensation of our named executive officers.	M	Y	FOR	Y
Jones, Lange LaSalle Incorporated	JLL	48020Q107	5/28/2019	ELECTION OF DIRECTORS: Matthew Carter, Jr., Samuel A. Di Piazza, Jr. Sheila A. Penrose, Ming Lu, Bridget Macaskill, Martin H. Nesitt, Jeeteudra I. Patel, Ann Marie Petach, Christian ulbrich	M	Y	FOR	Y	5/9/2019
				Non-binding, advisory "say-on-pay" vote approving executive compensation.	M	Y	FOR	Y
				Approval of the 2019 Stock Award and Incentive Plan.	M	Y	FOR	Y
				Ratification of Appointment of Independent Registered Public Accounting Firm.	M	Y	FOR	Y
Ttecora Resources	TREC	894648104	5/15/2019	ELECTION OF DIRECTORS: Gary K. Adams, Adam Peaks, Karen A. Twitchell, Pamela R. Butcher, Patrick D. Quareles. Nicholas N. Carter, James S. Roemer	M	Y	FOR	Y	5/13/2019
				Ratatification of Selection of Independent Registered Public Accoutant Firm.	M	Y	FOR	Y
				Advisory VoteTo Approve Executive Compensation	M	Y	FOR	Y
Esquire Financial Holdings Inc.	ESQ	29667J67J101	5/30/2019	ELECTION OF DIRECTORS:Selig Zises, Todd Deutsch	M	Y	FOR	Y	5/9/2019
				APPROVAL OF THE ESQUIRE FINANCIAL HOLDINGS, INC. 2019 EQUITY INCENTIVE PLAN	M	Y	FOR	Y
				RATIFICATION OF THE APPOINTMENT OF CROWE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2019	M	Y	FOR	Y
Bankwell Financial Grup, Inc	BWFG	06654A103	5/29/2019
ELECTION OF DIRECTORS: George P Bauer, Gail D. Brathwaite, Richard E Cestiglioni, Eric J. Dale, Blake S Srexler,James M Garnett, Jr., Christopher R. Gruseke, Daniel S Jones, Todd Lampert, Victor S Lisa, Carl M. Porto
					M	Y	FOR	Y	5/9/2019
				To ratify the selection of RSM US LLP as the Company's independent registered public accountants for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
Lazydays Holdings,Inc.	LAZY	52110H100	5/20/2019	ELECTION OF DIRECTORS: Jordan Gnal, Erika Serow	M	Y	FOR	Y	5/16/2019
				Ratification of the appointment of Marcum LLP as the Company's independent registered public accounting firm for the 2019 fiscal year.	M	Y	FOR	Y
				Approval of the 2019 Employee Stock Purchase Plan.	M	Y	FOR	Y
				Approval of the Amended and Restated 2018 Long Term Incentive Plan.	M	Y	FOR	Y
Lilmbach Holdings Inc.	LMB	53263P105	5/30/2019	ELECTION OF DIRECTORS: Gordon G. Pratt, Laurel J. Krezeminski	M	Y	FOR	Y	5/16/2019
				Approval of the Limbach Holdings, Inc. Amended and Restated Omnibus Incentive Plan.	M	Y	FOR	Y
				Approval of the Limbach Holdings, Inc. 2019 Employee Stock Purchase Plan.	M	Y	FOR	Y
				Ratification of the appointment by the Audit Committee of Crowe LLP as the Company's independent registered public accounting firm for the Company's fiscal year ending December 31, 2019.	M	Y	FOR	Y
Cynergistek, Inc.	CTEK	23258P105	6/6/2019	ELECTION OF DIRECTORS: John D. Abuchar, Drexel DeFord, Jr. Judy F. Krandel, Michael McMillan, Theresa Meadows, Mark Roberson	M	Y	FOR	Y	5/16/2019
				APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION	M	Y	FOR	Y
				RECOMMENDATION, BY NON-BINDING VOTE, ON THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	FOR	Y
Infrastructure and Energy Alt Inc	IEA	45686J104	6/2/2019	ELECTION OF DIRECTORS: John Paul Roehm, Terence Montgomery, John Eber	M	Y	FOR	Y	5/16/2019
				Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2019 fiscal year	M	Y	FOR	Y
				Approval of the amendment and restatement of the 2018 IEA Equity Incentive Plan.	M	Y	FOR	Y
ZIX Corporation	ZIX	98974P100	6/5/2019	ELECTION OF DIRECTORS: Mark J. Bonnney, Taher A. Elgamal, James H. Greene, Jr., Robert C. Hausmann, Maribess L. Miller, Richard D. Spurr, Brandon Van Buren David J. Wagner	M	Y	FOR	Y	5/16//2019
				Ratification of appointment of Whitley Penn LLP as independent registered public accountants.	M	Y	FOR	Y
				Advisory vote to approve executive compensation.	M	Y	FOR	Y

Approve, in accordance with Nasdaq Listing Rule 5635, (i) the conversion of our outstanding shares of Series B Preferred Stock into shares of Series A Preferred Stock and (ii) the issuance of shares of our common stock in connection with any future conversion or redemption of our Series A Preferred Stock into common stock or any other issuance of common stock to an investment fund managed by True Wind Capital Management, L.P.
					M	Y	FOR	Y
DSP Group, Inc.	DSPG	23332B106	6/5/2019	ELECTION OF DIRECTORS: Ofer Elyakim, Thomas A. Lacey, Cynthia Paul, Gabi Seligsohn, Yair seroussi, Norman P. Taffe, Kenneth H. Traub	M	Y	FOR	Y	5/16/2019
				PROPOSAL TO INCREASE THE NUMBER OF SHARES AUTHORIZED UNDER THE AMENDED AND RESTATED 2012 EQUITY INCENTIVE PLAN BY 1,500,000 SHARES.	M	Y	FOR	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF KOST FORER GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR12/31/2019	M	Y	FOR	Y
				ADVISORY VOTE TO APPROVE THE COMPANY'S NAMED EXECUTIVE OFFICERS COMPENSATION.	M	Y	FOR	Y
Bioscrip, Inc.	BIOS	09069N108	6/11/2019	ELECTION OF DIRECTORS: Daniel E. Greenleaf, Michael g. Bronfein, David W. Golding, Michael Goldstein, Steven Neumann, R. Carter Pate	M	Y	FOR	Y	5/16/2019
				Ratification of the appointment of KPMG LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
				Advisory vote to approve the Company's executive compensation.	M	Y	FOR	Y
Asure Software, Inc.	ASUR	04649U102	5/29/2019	ELECTION OF DIRECTORS: David Sandberg, Bradford Oberwager, Daniel Gill, Patrick Goepel, J. Randall Waterfield	M	Y	FOR	Y	5/22/2019
				Proposal to ratify the Audit Committee's appointment of Marcum LLP, as our independent registered public accounting firm for the year ending December 31, 2019.	M	Y	FOR	Y
				Proposal to approve the Asure Software, Inc. Second Amended and Restated Rights Agreement.	M	Y	FOR	Y
				Proposal to approve an amendment to the Asure Software, Inc. 2018 Incentive Award Plan to increase the number of shares of our common stock authorized for issuance by 600,000 shares.	M	Y	FOR	Y

Proposal to approve a one-time program to exchange underwater options to purchase shares of our common stock held by eligible employees for a lesser number of restricted stock units under the Asure Software, Inc. 2018 Incentive Award Plan.
					M	Y	FOR	Y
				Proposal, to approve, on an advisory basis, the compensation of our named executive officers.	M	Y	FOR	Y
				Proposal to provide an advisory vote regarding the frequency of advisory votes of the compensation of named executive officers Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
New Age Beverages Corp.	NBEV	64157V108	5/30/2019	ELECTION OF DIRECTORS: Brent Willis, Tim Haas, Greg Fea, Ed Brennan, Reginald Kapteyn, Amy Kuzdowicz	M	Y	FOR	Y	5/22/2019
				Ratify the appointment of Accell Audit & Compliance, PA. as the Company's independent public accountant for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
				To approve an increase in the total number of shares of the Company's authorized common stock to 200,000,000 shares.	M	Y	FOR	Y
				To approve of the New Age Beverages Corporation 2019 Equity Incentive plan.	M	Y	FOR	Y
Silvercrest Asset Mgmt Inc.	SAMG	828359109	6/5/2019	ELECTION OF DIRECTORS: Albert S. Messina	M	Y	FOR	Y	5/22/2019
				Approval of executive compensation in an advisory, non-binding vote.	M	Y	FOR	Y
				Selection of frequency of future advisory votes on executive compensation in an advisory, non-binding vote.	M	Y	FOR	Y	1 Year
				The ratification of Deloitte & Touche LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
Hudson Technologies, Inc.	HDSN	444144109	6/10/2019	ELECTION OF DIRECTORS: Vincent P.Abbatecola, Brian F. Coleman, Otto C. Morch	M	Y	FOR	Y	5/22/2019
				To approve, by non-binding advisory vote, named executive officer compensation.	M	Y	FOR	Y
				To approve, by non-binding vote, the frequency of future advisory votes on the resolution approving named executive officer compensation.	M	Y	FOR	Y	1 Year
				To ratify the appointment of BDO USA, LLP as independent registered public accountants for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
OOMA Inc.	OOMA	683416101	6/10/2019	ELECTION OF DIRECTORS: Peter J. Goettner, Eric B. Stang	M	Y	FOR	Y	5/22/2019
				To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the Company for its fiscal year ending January 31, 2020.	M	Y	FOR	Y
Turtle Beach Corporation	HEAR	900450206	6/14/2019	ELECTION OF DIRECTORS: Juergen Stark, Ronald Doornink, William E. Keitel, Andrew Wolfe, Ph.D., L. Gregory Ballard	M	Y	FOR	Y	5/22/2019
				To ratify the selection of BDO USA, LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
				An advisory vote on the compensation of our named executive officers.	M	Y	FOR	Y
				An advisory vote on the frequency of future advisory votes on the compensation of our named executive officers. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year

To approve amendments to the Company's 2013 Stock-Based Incentive Compensation Plan, as amended (the "2013 Plan"), to incorporate certain best market practices and to increase the total number of shares of common stock authorized for grant thereunder from 2,862,500 shares to 4,302,353 shares.
					M	Y	FOR	Y
Addus Homecare Corporation	ADUS	006739106	6/12/2019	ELECTION OF DIRECTORS: Susan T. Weave, Jean Rush	M	Y	FOR	Y
				To ratify the appointment of PricewaterhouseCoopers LLP, an independent registered public accounting firm, as our independent auditor for the fiscal year ending December 31, 2019.	M	Y	FOR	Y	5/22/2019
				To approve, on an advisory, non-binding basis, the compensation of the named executive officers.	M	Y	FOR	Y
				To approve, on an advisory, non-binding basis, the frequency of holding an advisory, non-binding votes on named executive officer compensation. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
Hill Internatinal, Inc.	HIL	431466101	6/11/2019	ELECTION OF DIRECTORS: David Sgro, Sue Steele,Grant G. McCullagh, Paul J. Evans	M	Y	FOR	Y	5/22/2019
				Advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
Manitex International Inc.	MNTX	563420108	6/12/2019	ELECTION OF DIRECTORS: Ronald M. Clark, Robert S. Gigliotti, Frederick B. Knox, David J. Lengevin, Marvin B. Rosenberg, Ingo Schiller, Stephen J. Tober	M	Y	FOR	Y	5/22/2019
				Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for fiscal 2019.	M	Y	FOR	Y
				Advisory vote to approve the compensation of the Company's named executive officers.	M	Y	FOR	Y
				Advisory vote on the frequency of the advisory vote to approve the compensation of the Company's named executive officers	M	Y	FOR	Y	1 Year
				Approval of the Manitex International, Inc. 2019 Equity Incentive Plan	M	Y	FOR	Y
Pctel, Inc.	PCTI	69325Q105	5/29/2019	ELECTION OF DIRECTORS: Gina Haspilair, M. Jay Sinder	M	Y	FOR	Y	5/28/2019
				Approval of the PCTEL, Inc. 2019 Stock Incentive Plan	M	Y	FOR	Y
				Approval of the PCTEL, Inc. 2019 Employee Stock Purchase Plan	M	Y	FOR	Y
				Non-binding advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
				Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019	M	Y	FOR	Y
Profire Energy, Inc.	PFIE	743314W10`	6/12/2019	ELECTION OF DIRECTORS: Brenton W. Hatch, Ryan W. Oviatt, Ronald R. Spoehel, Daren J. Shaw,Arlen B. Crouch	M	Y	FOR	Y	5/31/2019
				The frequency of future advisory votes on the compensation of our named executive officers Board Recommends 2 Years	M	Y	AGAINST	N	1 Year
				Ratify the appointment of Sadler, Gibb & Associates, LLC as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
CVI Aerostructures, Inc.	CVU	125919308	6/13/2019	ELECTION OF DIRECTORS: Janet Cooper, Carey Bond, Michael Faber, Douglas McCrosson	M	Y	FOR	Y	6/6/2019
				Advisory approval of the compensation of the Company's Named Executive Officers.	M	Y	FOR	Y
				Ratification of appointment of CohnReznick LLP as the Company's independent registered public accounting firm.	M	Y	FOR	Y
Zagg Inc.	ZAGG	98884U108	6/20/2019	ELECTION OF DIRECTORS: Chris Ahern, Michael T. Birch, Cheryl A. Larabee, Daniel R. Maurer, P. Scott Stubbs	M	Y	FOR	Y	6/7/2019
				Ratification of the Appointment of KPMG LLP as independent registered public accounting firm for the Company.	M	Y	FOR	Y
				Non-binding advisory vote to approve the compensation of our named executive officers in 2018.	M	Y	FOR	Y
				Non-binding advisory vote on the frequency of future advisory votes on compensation of named executive officers. Board Recommends 1 Year	M	Y	FOR	Y	1 Year
Kirkland's Inc.	KIRK	497498105	6/19/2019	ELECTION OF CLASS II DIRECTORS for a three-year term expiring at the 2022: Susan S. Lanigan, Charlie Pleas, III, Steven C. Woodward	M	Y	FOR	Y	6/7/2019

To approve an amendment of the Company's Amended and Restated 2002 Equity Incentive Plan to increase the number of shares available for issuance under that Plan and add an additional vesting requirement.
					M	Y	FOR	Y
				To approve, on an advisory basis, compensation for our named executive officers.	M	Y	FOR	Y
				Ratification of the selection of Ernst & Young LLP as our Independent Registered Public Accounting Firm for fiscal 2019.	M	Y	FOR	Y
Cardlytics, Inc.	CDLK	14161W105	6/25/2019	ELECTION OF DIRECTORS: David L. Adams, Scott D. Grimes, Mark A. Johnson	M	Y	FOR	Y	6/7/2019
				The ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the year ending December 31, 2019.	M	Y	FOR	Y
PFSWeb, Inc.	PFSW	717098206	6/27/2019	ELECTION OF DIRECTORS: David I. Beatson, Monica Luechtefeld, Shinichi Nagakura, James F. Reilly, Benjamin Rosenszweig, Peter J. Stein, Robert Frankfurt, G. Mercedes De Luca, Michael C. Willoughby	M	Y	FOR	Y	6/7/2019
				To approve, on a non-binding, advisory basis, the compensation of the Company's Named Executive Officers.	M	Y	FOR	Y
				To ratify the appointment of BDO USA, LLP as the Company's independent auditors for the fiscal year ended December 31, 2019.	M	Y	FOR	Y
				To approve, on a non-binding, advisory basis, the frequency of future votes on the compensation of our Named Executive Officers Board Recommends 1 Year	M	Y	FOR	Y	1 Year
Northwest Pipe Company	NWPX	667746101	6/20/2019	ELECTION OF DIRECTORS: Michael Franson	M	Y	FOR	Y	6/7/2019
				Advisory Vote on Executive Compensation.	M	Y	FOR	Y
				Ratification of appointment of Moss Adams LLP as the Company's independent registered public accounting firm.	M	Y	FOR	Y
Crimson Wine Group, Ltd.	CWGL	22662X100	7/26/2019	ELECTION OF DIRECTORS: John D. Cumming, Joseph S. Steinberg, Avraham M. Neikrug, Duglas M. Carlson, Craig D. Williams, Colby A. Rollins, Luanne D. Tierney	M	Y	FOR	Y	6/19/2019
				Ratification of the selection of BPM LLP as independent auditors of the Company for the year ending December 31, 2019.	M	Y	FOR	Y
				To approve, on an advisory basis, the compensation of the Company's named executive officers ("say-on-pay")	M	Y	FOR	Y
				To vote, on an advisory basis, on the frequency of future say-on-pay votes ("say-on-frequency"). Board Recommends 2 Years	M	Y	AGAINST	N	1 Year

2018-2019
PERRITT ULTRA MICROCAP FUND
PROXY VOTING RECORD

Issuer	Symbol	CUSIP	Mtg Date	Proposal	Proposed By	Voted	For/Against/Abstain	For Management	Date Signed

Guest Resource Holding Corporation	QRHC	74836W203	7/11/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: S. Ray Hatch, Ronald L. Miller, Jr. Mitchell A. Saltz	M	Y	FOR	Y	7/3/2018
				To provide a non-binding advisory vote on the compensation of our named executive officers for fiscal 2017 ("say-on-pay").	M	Y	FOR	Y

To ratify the appointment of Semple, Marchal and Cooper, LLP, an independent registered public accounting firm, as the independent registered public accountant of our company for the fiscal year ending December 31, 2018.
					M	Y	FOR	Y	7/3/2018
Willamette Valley Vineyards, Inc.	WVVI	969136100	7/15/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Craia Smith, Stan Turel	M	Y	FOR	Y
				Ratification of appointment of Moss-Adams, LLP as the independent registered public accounting firm of Willamette Valley Vineyards, Inc. for the year ending December 31, 2018.	M	Y	FOR	Y
PCM, Inc.	PCMI	69323K100	7/23/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:Frank F. Khulusi, Thomas A. Maloof, Ronald B. Reck, Paul C. Heeschen	M	Y	FOR	Y	7/3/2018
				Proposal to approve an amendment to the PCM, Inc. 2012 Equity Incentive Plan.	M	Y	FOR	Y
				Proposal to ratify the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the Company's current fiscal year ending December 31, 2018.	M	Y	FOR	Y
Mitcham Industries, Inc.	MIND	606501104	8/2/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Peter H. Blum, Robert P. Capps, R. Dean Lewis, Robert J. Alberts, Thomas S. Glanville, Marcus Rowland	M	Y	FOR	Y	7/3/2018
				APPROVE AN AMENDMENT TO OUR ARTICLES OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF PREFERRED STOCK, PAR VALUE $1.00, FROM 1,000,000 TO 2,000,000.	M	Y	FOR	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	FOR	Y
				ADVISORY VOTE ON THE FREQUENCY OF FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION. Directors Recommend 1 Year	M	Y	FOR	Y	1 Year
				RATIFICATION OF THE SELECTION OF MOSS ADAMS LLP AS MITCHAM INDUSTRIES, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2019.	M	Y	FOR	Y
BG Staffing, Inc.	BGSF	05544A109	8/28/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: L. Allen Baker, Jr.	M	Y	FOR	Y	7/21/2018
				To ratify BG Staffing, Inc.'s Audit Committee's appointment of Whitley Penn LLP as independent registered public accounting firm for the fiscal year ending December 30, 2018.	M	Y	FOR	Y
Kewaunee Scientific Corp.	KEQU	492854104	8/29/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES; Keith M. Gehl, William A. Shumaker	M	Y	FOR	Y	7/31/2018
				Ratification of the appointment of the independent registered public accounting firm of Ernst & Young LLP as the Company's independent auditors for fiscal year 2019.	M	Y	FOR	Y
				Approval, on an advisory basis, of the compensation of our named executives	M	Y	FOR	Y
Transcat, Inc.	TRNS	893529107	9/12/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Lee D. Rudow, Carl E. Sassano	M	Y	FOR	Y	8/2/2018
				To approve, on an advisory basis, the compensation of our named executive officers.	M	Y	FOR	Y
				To ratify the selection of Freed Maxick CPAs, P.C. as our independent registered public accounting firm for the fiscal year ending March 30, 2019.	M	Y	FOR	Y
Aerocentury Corp.	ACY	007737109	8/31/2018	PROPOSAL TO APPROVE the issuance of up to 129,286 shares of Common Stock of the Company in connection with the Company's acquisition of JetFleet Holding Corp.	M	Y	FOR	Y	8/10/2018

PROPOSAL TO PERMIT the Company to adjourn the Special Meeting, if necessary or advisable, for further solicitation of proxies if there are not sufficient votes at the originally scheduled date and time of the Special Meeting to approve the other proposal(s) to be submitted for a vote at the Special meeting.
					M	Y	FOR	Y	8/15/2018
Amrep Corporation	AXR	32159105	9/13/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Edward B. Cloues, II	M	Y	FOR	Y
				The approval, on an advisory basis, of the compensation paid to the Company's named executive officers as disclosed in the accompanying proxy statement.	M	Y	FOR	Y
Widepoint Corporation	WYY	967590100	9/18/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Otto Guenther	M	Y	FOR	Y	8/15/2018
				To ratify the selection of Moss Adams LLP as the Company's independent accountants.	M	Y	FOR	Y
XCEL Brands	XEL	98400M101	9/20/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Robert W. D'Loren, Benjamin Malka, Mark DiSanto, James D. Fielding, Michael R. Francis, Howard Liebman, Deborah Weinswig	M	Y	FOR	Y	8/16/2018
				To ratify the appointment of CohnReznick LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2018.	M	Y	FOR	Y
Xpresspa Group, Inc.	XSPA	98420U109	9/18/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Edward Jankowski, Donald E. Stout, Salvatore Giardina, Bruce T. Bernstein, Richard K. Abbe	M	Y	FOR	Y	8/22/2018
				To ratify the appointment of CohnReznick LLP as XpresSpa Group, Inc.'s independent registered public accounting firm for the fiscal year ending December 31, 2018.	M	Y	FOR	Y

To authorize, for purposes of complying with Nasdaq Listing Rule 5635(d), the issuance of shares of XpresSpa Group, Inc. common stock underlying convertible notes and warrants in an amount equal to or in excess of 20% of XpresSpa Group, Inc.'s common stock outstanding before the issuance of such convertible notes and warrants.
					M	Y	FOR	Y

To approve an amendment to the XpresSpa Group, Inc. Amended and Restated Certificate of Incorporation to effect a reverse stock split of XpresSpa Group, Inc.'s issued and outstanding shares of common stock, at a ratio of between 5-for-1 and 25-for-1.
					M	Y	FOR	Y
				To approve, by an advisory vote, the compensation of XpresSpa Group, Inc.'s named executive officers, as disclosed in the proxy statement.	M	Y	FOR	Y

To approve the adjournment of the XpresSpa Group, Inc. annual meeting, if necessary, to solicit additional proxies if there are not sufficient votes in favor of XpresSpa Group, Inc.'s Proposal Nos. 2 through 5
					M	Y	FOR	Y
New Age Beverages Corporation	NBEV	64157V108	9/14/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Brent Willis, Tim Haas, Greg Fea, Ed Brennn, Reginald Kapleyn, Robert Evans	M	Y	FOR	Y	8/24/2018
				Ratify the appointment of Accell Audit & compliance, PA. as the company's independent public accountant for the fiscal year ending 12/31/2018	M	Y	FOR	Y
				Advisory vote on the compensation of our named executive officers (say-on-pay).	M	Y	FOR	Y
				Advisory vote on the frequency of the vote on the compensation of our named executive officers, to be held every year, every two years or every three years (say-on-pay Frequency).	M	Y	FOR	Y
Globalscape, Inc.	GSB	37940G109	10/10/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Clark Webb, Robert H. Alpert	M	Y	FOR	Y	9/14/2018
				To ratify the appointment of Weaver and Tidwell LLP as the Company's independent registered public accounting firm for the year ending December 31, 2018.	M	Y	FOR	Y
Sigma Labs, Inc.	SGLB	826598302	10/18/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEE: John Rice	M	Y	FOR	Y	9/20/2018

Approve the fourth amendment to the 2013 Equity Incentive Plan of the Company to fix at 1,650,000 shares the aggregate number of shares of the Company's common stock issued or issuable under the 2013 Equity Incentive Plan.
					M	Y	FOR	Y
				Approve an amendment to the Amended and Restated Articles of Incorporation of the Company to increase the authorized number of shares of common stock from 15,000,000 to 22,500,000.	M	Y	FOR	Y
				Approve, on a non-binding advisory basis, the compensation of the Company's named executive officers as disclosed in the proxy statement.	M	Y	FOR	Y
				To ratify the appointment of Haynie & Company as our independent registered public accounting firm for the year ending December 31, 2018.	M	Y	FOR	Y
Iteris, Inc.	ITI	46564T107	10/11/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Joe Berera, Kevin C. Daly, Ph.D., Scott E. Deeter, Gerard M. Money, Laura L. Siegal, Thomas L. Thomas, Mike H. Williams	M	Y	FOR	Y	9/26/2018
				To approve the amendment and restatement of the 2016 Omnibus Incentive Plan.	M	Y	FOR	Y
				Amendment of Company's Restated Certificate of Incorporation to eliminate cumulative voting in the election of directors.	M	Y	FOR	Y
				To approve the amendment of the Company's Restated Certificate of Incorporation to adopt a majority voting standard for uncontested director elections.	M	Y	FOR	Y
				To ratify the selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending March 31, 2019.	M	Y	FOR	Y
Matrix Service Company	MTRX	576853105	10/30/2018	ELECTION OF THE FOLLOWING DIRECTORS: Martha Z. Carnes, John D. Chandler, John W. Gibson, John R. Hewitt, Liane K. Hinrichs, James H. Miller, Jim W. Mogg	M	Y	FOR	Y	10/1/2018
				To ratify the engagement of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal 2019.	M	Y	FOR	Y
				Advisory vote on named executive officer compensation.	M	Y	FOR	Y
				To approve the Matrix Service Company 2018 Stock and Incentive Compensation Plan.	M	Y	FOR	Y
MCBC Hldgs Inc.	MCFT	55276F107	10/23/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Terry McNew, FrederickA. Brightbill, W. Patrick Battle	M	Y	FOR	Y	10/7/2018
				Ratify the appointment of BDO USA, LLP as our independent registered public accounting firm for fiscal year 2019	M	Y	FOR	Y
Sachem Capital Corp.	SACH	78590A109	10/18/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: John L. Villano, Jeffrey C. Villano, Leslie Bernhard, Arthur Goldberg, Brian Prinz	M	Y	FOR	Y	10/9/2018
				Advisory approval of the appointment of Hoberman & Lesser, LLP as the Company's independent auditors for the fiscal year ending12/31/2018	M	Y	FOR	Y
				Approval of the non-binding advisory resolution relating to executive compensation.	M	Y	FOR	Y
				Approval of the non-binding advisory vote on the frequency of an advisory vote on executive compensation. BOD recommends 3 YR	M	Y	Against	N	1 Year
Taylor Devices, Inc.	TAYD	877163105	11/2/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: John Burgess, F. Eric Armenat, Alan R. Klembczyk, Mark V. McDonough	M	Y	FOR	Y	10/15/2018
				To ratify the appointment of Lumsden & McCormick, LLP as the independent registered public accounting firm of the Company for the fiscal year ending May 31, 2019.	M	Y	FOR	Y
				To approve and adopt the 2018 Taylor Devices, Inc. Stock Option Plan.	M	Y	FOR	Y
New Age Beverages Corporation	NBEV	64157V108	10/23/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Brent Willis, Tim Haas, Greg Fea, Ed Brennan, Reginald Kapteyn, Robert Evans	M	Y	FOR	Y	10/15/2018
				Ratify the appointment of Accell Audit & Compliance, PA. as the Company's independent public accountant for the fiscal year ending 12/312018.	M	Y	FOR	Y
				To approve an increase in the total number of shares of the Company's authorized common stock to 100,000,000 shares.	M	Y	FOR	Y
				Advisory vote on the compensation of our named executive officers (Say-on-Pay).	M	Y	FOR	Y

Advisory vote on the frequency of the vote on the compensation of our named executive officers, to be held every year, every two years or every three years (Say-on-Pay Frequency).
BOD Recommends 3 Years
					M	Y	AGAINST	N	1 Year
Innovative Food Holdings, Inc.	IVFH	45772H202	10/31/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Hank Cohn, Joel Gold, Sam Klepfish, Justin Wiernasz	M	Y	FOR	Y	10/25/2018
				To ratify the appointment of Liggett & Webb P.A. as the independent registered public accounting firm for the fiscal year ending Dec 31, 2018.	M	Y	FOR	Y
				To approve and authorize our Board of Directors to implement a reverse split of our outstanding Common Stock, at its discretion, in a ratio ranging from 1:2 to 1:10.	M	Y	FOR	Y
				Advisory vote if commencing in 2019, the annual meeting should be held on or before the end of the third quarter.	M	Y	FOR	Y
				Advisory vote if action by the Board of Directors should require approval of a majority of Directors then in office.	M	Y	FOR	Y
				Advisory Vote on whether Board of Directors use reasonable efforts including forming a special committee so that a majority of Directors will be independent Directors.	M	Y	FOR	Y
				To conduct an advisory vote on whether the Board of Directors Should consist of at least five Directors and a special search committee should be formed if there is a vacancy	M	Y	FOR	Y
				Advisory Vote whether certain transactions require the approval of a designated Board committee comprised independent Directors.	M	Y	FOR	Y
				To conduct an advisory vote on executive compensation.	M	Y	FOR	Y
				To conduct an advisory vote on the frequency of future advisory votes on executive compensation.	M	Y	FOR	Y	1 Year
Dynatronics Corporation	DYNT	268157401	12/3/2018	THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Kelvyn H. Cullimore, Jr., R. Scott Ward, Scott A. Kloslerman, ChristopherR. Von Jako	M	Y	FOR	Y	10/31/2018
				RATIFICATION OF THE APPOINTMENT OF TANNER LLC AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING JUNE 30, 2019.	M	Y	FOR	Y
				TO APPROVE THE DYNATRONICS CORPORATION 2018 EQUITY INCENTIVE PLAN.	M	Y	FOR	Y
CUI Global, Inc.	CUI	126576206	12/3/2018	THE BOARD OF DIRECTORS RECOMMENDS A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: William J. Clough, Stephen Cochenned, Sean P. Rooney, Paul D. White, Corey A. Lambrecht	M	Y	FOR	Y	11/6/2018
				Ratification of the Appointment of Perkins & Company, P.C. of the BDO Seidman Alliance as the Company's Independent Auditor for the Year Ending December 31, 2018.	M	Y	FOR	Y
				Advisory Approval of the Company's Executive Compensation (Say-on-Pay).	M	Y	FOR	Y
Ballanyyne Strong, Inc.	BTN	58516105	11/28/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Kyle Cerminara, William J. Gerber, Colonel Jack H. Jacobs, Lewis M. Johnson, Charles T. Lanktree, Robert J. Roschman, Ndamukong Suh	M	Y	FOR	Y	11/6/2018
				To approve, by non-binding vote, executive compensation.	M	Y	FOR	Y
				To ratify the appointment of BDO USA, LLP as the Company's independent auditors.	M	Y	FOR	Y
CCUR Holdings, Inc.	CCUR	12509F107	11/8/20178	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:Wayne Barr, David Nicol, Steven G. Singer	M	Y	FOR	Y	11/6/2018
				Ratification of the appointment of Marcum LLP as CCUR's independent registered public accounting firm for fiscal year 2019.	M	Y	FOR	Y
				Advisory vote to approve CCUR's named executive officer compensation in fiscal year 2018.	M	Y	FOR	Y
				Approval of the amendment to CCUR's Restated Certificate of Incorporation to extend protection of CCUR's tax benefits.	M	Y	FOR	Y
				Approval of the amendment to the CCUR Holdings, Inc. Amended and Restated 2011 Stock Incentive Plan to increase the number of shares authorized by 900,000 shares.	M	Y	FOR	Y
Hill International, Inc.	HIL	431466101	12/6/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Arnaud Ajdler, Raof S. Ghali	M	Y	FOR	Y	11/16/2018
				Advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
				Ratification of the appointment of EisnerAmper LLP as the Company's independent registered public accounting firm for 2018	M	Y	FOR	Y
Napco Security Technologies, Inc.	NSSC	630402105	12/11/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Paul Stephen Beeber, Randy Blaustein, Donna Soloway	M	Y	FOR	Y	11/16/2018
				RATIFICATION OF BAKER TILLY VIRCHOW KRAUSE, LLP AS THE COMPANY'S 2019 INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.	M	Y	FOR	Y
				APPROVAL OF ADOPTION OF THE 2018 NON-EMPLOYEE STOCK OPTION PLAN.	M	Y	FOR	Y
Infrastructure and Energy Alt Inc.	IEA	45686J104	12/14/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Mohsin Y. Meghji, Ian Schapiro	M	Y	FOR	Y	11/20/2018
				Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2019 fiscal year.	M	Y	FOR	Y
Birner Dental Management Services	BDMS	091283200	12/20/2018
To approve the merger and agreement and plan of merger, dated as of October 3, 2018, by and among Birner Dental Management Services, Inc., Mid-Atlantic Dental Services Holdings, LLC, and Bronco Acquisition, Inc., pursuant to which Merger Sub would be merged with and into Birner Dental and Birner Dental would become a wholly owned subsidiary of Mid-Atlantic Dental.
					M	Y	FOR	Y

Adjournment Proposal. To approve one or more adjournments of the special meeting to a later date or dates if necessary or appropriate to solicit additional proxies if there are insufficient votes to approve the merger and the merger agreement at the time of the special meeting, which we refer to as the adjournment proposal.
					M	Y	FOR	Y
Sparton Corporation	SPA	847235108	12/20/2018	ELECTION OF THE FOLLOWING DIRECTORS: Alan L Bazaar, James D. Fast, Charles R. Kummeth, James R. Swartwout, Frank A. Wilson	M	Y	FOR	Y	12/4/2018
				Ratification of the appointment of BDO USA, LLP as independent registered public accountants for the Company for the fiscal year ending June 30, 2019 by advisory vote.	M	Y	FOR	Y
				To approve the Named Executive Officer compensation by an advisory vote.	M	Y	FOR	Y
Technoglass, Inc.	TGLS	G87264100	12/12/2018	Election fo the Class B Directors: Christian T. Daes, Julio A. Torres	M	Y	FOR	Y	12/11/2018
				In their discretion, the proxies are authorized to vote upon such other business as may come before the meeting or any adjournment thereof. I260	M	Y	FOR	Y
Northern Technologies Internatil. Corp.	NTIC	665809109	1/18/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Barbara D. Dolwell, Soo-Keong Koh, Sunggyu Lee, Ph D, G. Patrick Lynch, Ramani Narayan, Ph D, Richard J. Nigon, Konstantin von Falkenhausen
					M	Y	FOR	Y	12/11/2018
				Approve the Northern Technologies International Corporation 2019 Stock Incentive Plan.	M	Y	FOR	Y
				Approve, on an advisory basis, the compensation of our named executive officers, as disclosed in the proxy statem	M	Y	FOR	Y
				Ratify the selection of Baker Tilly Virchow Krause LLP as independent registered public accounting firm for the fiscal year ending August 31, 2019.	M	Y	FOR	Y

Ratify the filing and effectiveness of the certificate of amendment to our Restated Certificate of Incorporation filed with the Secretary of State of the State of Delaware on January 16, 2018 and the increase in the amount of shares of authorized common stock effected thereby.
					M	Y	FOR	Y
Hennessy Advisors, Inc.	HNNA	425885100	2/11/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Neil J. Hennessy, Teresa M. Nilsen, Daniel B. Steadman, Henry Hansel, Brian A. Hennessy, Daniel G. Libarle, Rodger Offenback ,Susan W. Pomilia, Thomas L. Seavey
					M	Y	FOR	Y	.
				Ratify the selection of Marcum LLP as the independent registered public accounting firm for Hennessy Advisors, Inc. for fiscal year 2019.	M	Y	FOR	Y
DLH Holdings Corp.	DLHC	23335Q100	3/21/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: William H. Alderman, James P.Allen, Martin J. Delaney, Dr. Elder Granger, Dr. Frances M. Murphy, Zachary C. Parker, Frederick G. Wasserman, Austin J. Yerks, III
					M	Y	FOR	Y	2/5/2019
				An Advisory Vote regarding the approval of compensation paid to our named Executive Officers.	M	Y	FOR	Y
				An advisory vote on the frequency of future advisory votes on the Company's executive compensation.	M	Y	FOR	Y	1 Year
				Ratification of Independent Registered Public Accounting Firm.	M	Y	FOR	Y
Hurco Companies, Inc.	HURC	447324104	3/14/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:  Thomas A. Aro, Robert W. Cruickshank, Michael Doar, Cynthia Dublin, Timothy J. Gardner, Jay C. Longbottom, Andrew Niner, Richard Porter,Janaki Silvanesan, Gregory Volovic
					M	Y	FOR	Y	2/5/2019
				Advisory vote on executive compensation.	M	Y	FOR	Y
				Appointment of RSM US LLP as our independent registered public accounting firm for the fiscal year ending October 31, 2019.	M	Y	FOR	Y
Gencor Industries, Inc.	GENC	368678108	3/9/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: John G. Coburn	M	Y	FOR	Y	3/9/2019
				Ratification of Independent registered Public accounting firm - Moore Stephens Lovelace, P.A.	M	Y	FOR	Y
The Singing Machinge	SMDM	829322304	3/22/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:Harvey Judkowitz, Joseph Kling, Peter Hon, Philip Lau, Yat Tung Lau	M	Y	FOR	Y	3/22/2019
				Proposal to ratify EisnerAmper, LLP as the Company's independent registered public accounting firm for fiscal year 2019	M	Y	FOR	Y
Information Services Group, Inc.	III	45675Y104	4/29/2019	ELECTION OF DIRECTORS: Michael P. Connors, Christine Putur	M	Y	FOR	Y	4/3/2019
				To ratify the engagement of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for the fiscal year ending Dec 31, 2019.	M	Y	FOR	Y
				To approve, in a non-binding advisory vote, the compensation paid to the Company's named executive officers.	M	Y	FOR	Y
Globalscape, Inc.	GSB	37940G109	5/8/2019	ELECTION OF DIRECTORS: Thomas E. Hicks	M	Y	FOR	Y	4/17/2019
				To ratify the appointment of Weaver and Tidwell LLP as the Company's independent registered public accounting firm for the year ending December 31, 2019.	M	Y	FOR	Y
				To approve, by advisory vote, a resolution on executive compensation.	M	Y	FOR	Y
Global Water Resources Inc.	GWRS	379463102	5/8/2019	ELECTION OF DIRECTORS: William S. Levine, Richard M. Alexander, David C. Tedesco, Ron L. Fleming, Debra G. Coy, Brett Huckelbridge, David Rousseau	M	Y	FOR	Y	4/17/2019
				Ratification of independent registered public accounting firm.	M	Y	FOR	Y
First Internet Bancorp	INBK	320557101	5/20/2019	ELECTION OF DIRECTORS: David B. Becker, John K. Keach, Jr., David R. Lovejoy, Ann D. Murtlow, Ralph R. Whitney, Jr., Jerry Williams, Jean L. Wojtowicz	M	Y	FOR	Y	4/17/2019
				To approve, in an advisory (non-binding) vote, the compensation paid to our named executive officers.	M	Y	FOR	Y
				To determine, in an advisory (non-binding) vote, whether to conduct future advisory votes to approve executive compensation every one, two or three years.	M	Y	FOR	Y	1 Year
				To ratify the appointment of BKD, LLP as our independent registered public accounting firm for 2019.	M	Y	FOR	Y
Travelcenters of America, LLC	TA	894174101	5/23/2019	ELECTION OF DIRECTOR: Lisa HarrisJones	M	Y	FOR	Y	4/17/2019
				Ratification of the appointment of RSM US LLP as independent auditors to serve for the 2019 fiscal year.	M	Y	FOR	Y
Fuel Tech, Inc.	FTEK	359523107	5/16/2019	ELECTION OF DIRECTORS: Vincent J. Arnone, Duglas G. Bailey, Sharon L. Jones, James J. Markowsky, Thomas S. Shaw, Jr., Dennis L. Zeitler	M	Y	FOR	Y	4/25/2019
				Proposal to ratify the appointment of RSM US LLP as Fuel Tech's independent registered public accounting firm	M	Y	FOR	Y
				Advisory vote on executive compensation	M	Y	FOR	Y
Luna Innovations, Inc.	LUNA	550351100	6/14/2019	ELECTION OF DIRECTORS: Richard W. Roedel, Gary Spiegel	M	Y	FOR	Y	5/13/2019
				Approval, on an advisory basis, of the compensation of Luna's named executive officers.	M	Y	FOR	Y
				Selection, on an advisory basis, of the preferred frequency of stockholder advisory votes on the compensation of Luna's named executive officers.	M	Y	FOR	Y
				Proposal to ratify the appointment of Grant Thornton LLP as Luna's independent registered public accounting firm for the fiscal year ending Dec 31, 2019	M	Y	FOR	Y
Continental Materials Corporation	CUO	211615307	5/22/2019	ELECTION OF DIRECTORS: Steve Gidwitz, James G. Gidwitz	M	Y	FOR	Y	5/9/2019
				To approve, on an advisory basis, the proposal regarding the Company's executive compensation.	M	Y	FOR	Y
				Approval and ratification of the Directors' appointment of BKD LLP as the Company's independent registered public accounting firm for the 2019 fiscal year ending December 28, 2019.	M	Y	FOR	Y	5/16/2019
Data I/O Corp.	DAIO	237690102	5/20/2019	ELECTION OF DIRECTORS: Anthony Ambrose, John D. Delafield, Alan B. Howe, Douglas W. Brown, Mark J. Gallenberger	M	Y	FOR	Y
				Proposal to ratify the continued appointment of Grant Thornton LLP as the Company's independent auditors.	M	Y	FOR	Y
				Advisory vote (Say on Pay) approving the compensation of the Company's named executive officers.	M	Y	FOR	Y
Titan Medical	TMDI	88830X819	5/29/2019	ELECTION OF DIRECTORS: John E. Barker,Charles Federico, David J. McNally, Stephen Randall, Domenic Serafino, John E. Schellhorn	M	Y	FOR	Y	5/22/2019
				Appointment of BDO Canada LLP as Auditors of the Corporation for the ensuing year and authorizing the Directors to fix their remuneration.	M	Y	FOR	Y

To consider, and if deemed advisable, approve an ordinary resolution for the adoption of a share unit plan (the "SU Plan") and a deferred share unit plan (the "DSU Plan") of the Corporation and the reservation of common shares for issuance pursuant to each plan.
					M	Y	FOR	Y

To consider, and if deemed advisable, approve an ordinary resolution confirming amendments to the Corporation's stock option plan, amended and restated as of March 14, 2018 (the "Option Plan" and, collectively with the SU Plan and DSU Plan, the "Compensation Plans"), to increase the number of common shares reserved for issuance pursuant to the exercise of options and other awards granted under the Compensation Plans and to increase the number of common shares that can be reserved for issuance to insiders of the Corporation at any time and issued to insiders of the Corporation in any one year period.
					M	Y	FOR	Y

To consider, and if deemed advisable, approve an ordinary resolution for the amendment of the exercise prices of options granted to executive officers and other employees who are insiders of the Corporation under the Option Plan to the higher of the March 21, 2019 offering price of US$3.40 and the five day volume-weighted average price ("VWAP") as determined as of the close of business on May 28, 2019.
					M	Y	FOR	Y
Cynergistek, Inc.	CTEK	23258P105	6/6/2019	ELECTION OF DIRECTORS: John D. Abuchar, Drexel DeFord, Jr. Judy F. Krandel, Michael McMillan, Theresa Meadows, Mark Roberson	M	Y	FOR	Y	5/16/2019
				APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION	M	Y	FOR	Y
				RECOMMENDATION, BY NON-BINDING VOTE, ON THE FREQUENCY OF EXECUTIVE COMPENSATION VOTES. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
				RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	FOR	Y
Infrastructure and Energy Alt Inc	IEA	45686J104	6/2/2019	ELECTION OF DIRECTORS: John Paul Roehm, Terence Montgomery, John Eber	M	Y	FOR	Y	5/16/2019
				Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2019 fiscal year	M	Y	FOR	Y
				Approval of the amendment and restatement of the 2018 IEA Equity Incentive Plan.	M	Y	FOR	Y
Evolving Systems, Inc.	EVOL	30049R209	6/19/2019	ELECTION OF DIRECTORS: David J. Nicol, David S. Oros, Julian D. Singer, Matthew Stecker	M	Y	FOR	Y	5/16/2019
				APPROVAL OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS	M	Y	FOR	Y
				APPROVAL OF THE FREQUENCY OF AN ADVISORY VOTE ON EXECUTIVE COMPENSATION. Board Recomends 2 Years	M	Y	AGAINST	N	1 Year
				RATIFICATION OF SELECTION OF MARCUM LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	M	Y	FOR	Y
DSP Group, Inc.	DSPG	23332B106	6/7/2019	ELECTION OF DIRECTORS: Ofer Elyakim, Thomas A. Lacey, Cynthia Paul, Gabi Seligsohn, Yair seroussi, Norman P. Taffe, Kenneth H. Traub	M	Y	FOR	Y	5/16/2019
				PROPOSAL TO INCREASE THE NUMBER OF SHARES AUTHORIZED UNDER THE AMENDED AND RESTATED 2012 EQUITY INCENTIVE PLAN BY 1,500,000 SHARES.	M	Y	FOR	Y
				PROPOSAL TO RATIFY THE APPOINTMENT OF KOST FORER GABBAY & KASIERER, A MEMBER OF ERNST & YOUNG GLOBAL, AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE YEAR12/31/2019	M	Y	FOR	Y
				ADVISORY VOTE TO APPROVE THE COMPANY'S NAMED EXECUTIVE OFFICERS COMPENSATION.	M	Y	FOR	Y
Widepoint Corporation	WYY	967590100	6/10/2019	ELECTION OF DIRECTORS: Jin Kang, Richard Todaro, Julia Bowen	M	Y	FOR	Y	5/16/2019
				Approval of an advisory resolution on executive compensation.	M	Y	FOR	Y
				An advisory resolution on the frequency of future advisory votes on executive compensation. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
				To ratify the selection of Moss Adams LLP as the Company's independent accountants.	M	Y	FOR	Y
Asure Software, Inc.	ASUR	04649U102	5/29/2019	ELECTION OF DIRECTORS: David Sandberg, Bradford Oberwager, Daniel Gill, Patrick Goepel, J. Randall Waterfield	M	Y	FOR	Y	5/22/2019
				Proposal to ratify the Audit Committee's appointment of Marcum LLP, as our independent registered public accounting firm for the year ending December 31, 2019.	M	Y	FOR	Y
				Proposal to approve the Asure Software, Inc. Second Amended and Restated Rights Agreement.	M	Y	FOR	Y
				Proposal to approve an amendment to the Asure Software, Inc. 2018 Incentive Award Plan to increase the number of shares of our common stock authorized for issuance by 600,000 shares.	M	Y	FOR	Y

Proposal to approve a one-time program to exchange underwater options to purchase shares of our common stock held by eligible employees for a lesser number of restricted stock units under the Asure Software, Inc. 2018 Incentive Award Plan.
					M	Y	FOR	Y
				Proposal, to approve, on an advisory basis, the compensation of our named executive officers.	M	Y	FOR	Y
				Proposal to provide an advisory vote regarding the frequency of advisory votes of the compensation of named executive officers Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
New Age Beverages Corp.	NBEV	64157V108	5/30/2019	ELECTION OF DIRECTORS: Brent Willis, Tim Haas, Greg Fea, Ed Brennan, Reginald Kapteyn, Amy Kuzdowicz	M	Y	FOR	Y	5/22/2019
				Ratify the appointment of Accell Audit & Compliance, PA. as the Company's independent public accountant for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
				To approve an increase in the total number of shares of the Company's authorized common stock to 200,000,000 shares.	M	Y	FOR	Y
				To approve of the New Age Beverages Corporation 2019 Equity Incentive plan.	M	Y	FOR	Y
Silvercrest Asset Mgmt Inc.	SAMG	828359109	6/5/2019	ELECTION OF DIRECTORS: Albert S. Messina	M	Y	FOR	Y	5/22/2019
				Approval of executive compensation in an advisory, non-binding vote.	M	Y	FOR	Y
				Selection of frequency of future advisory votes on executive compensation in an advisory, non-binding vote.	M	Y	FOR	Y	1 Year
				The ratification of Deloitte & Touche LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
Sensus Healthcare, Inc.	SRTS	81728J109	6/7/2019	ELECTION OF DIRECTORS: John Heinrich, Anthony Petreili	M	Y	FOR	Y	5/22/2019
				To ratify the appointment of Marcum LLP as our independent registered public accounting firm for the current fiscal year ending December 31, 2019.	M	Y	FOR	Y
Addus Homecare Corporation	ADUS	006739106	6/12/2019	ELECTION OF DIRECTORS: Susan T. Weave, Jean Rush	M	Y	FOR	Y
				To ratify the appointment of PricewaterhouseCoopers LLP, an independent registered public accounting firm, as our independent auditor for the fiscal year ending Dec 31, 2019.	M	Y	FOR	Y	5/22/2019
				To approve, on an advisory, non-binding basis, the compensation of the named executive officers.	M	Y	FOR	Y
				To approve, on an advisory, non-binding basis, the frequency of holding an advisory, non-binding votes on named executive officer compensation. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
Hill Internatinal, Inc.	HIL	431466101	6/11/2019	ELECTION OF DIRECTORS: David Sgro, Sue Steele,Grant G. McCullagh, Paul J. Evans	M	Y	FOR	Y	5/22/2019
				Advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
UFP Technologies, Inc.	UFPT	902673102	6/5/2019	ELECTION OF DIRECTORS: Thomas Oberdorf, Lucia Luce Quinn	M	Y	FOR	Y	5/22/2019
				A non-binding advisory resolution to approve our executive compensation.	M	Y	FOR	Y
				A non-binding advisory resolution regarding the frequency of holding an advisory vote on our executive compensation. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
				To ratify the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for the year ending Dec 31, 2019.	M	Y	FOR	Y
SG Blocks, Inc.	SGBX	78418A307	6/5/2019	ELECTION OF DIRECTORS: Paul M. Galvin, Balan R. Ayyar, Yaniv Blumenfeld, Christopher Melton, A. Richard Moore, Jr., James C. Potts, Mahesh S. Shetty	M	Y	FOR	Y	5/22/2019
				RATIFICATION OF APPOINTMENT OF WHITLEY PENN LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR ENDING DECEMBER 31, 2019.	M	Y	FOR	Y
				ADVISORY APPROVAL OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	M	Y	FOR	Y
				APPROVAL OF AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO DECREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 300,000,000 SHARES TO 25,000,000 SHARES.	M	Y	FOR	Y
Unique Fabricating Inc.	UFAB	90915J102	6/6/2019	ELECTION OF DIRECTORS: William Cooke, Kimberly Korth	M	Y	FOR	Y	5/22/2019
				To ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm for the Company for the fiscal year ending Dec 29, 2019.	M	Y	FOR	Y
ASV Holdings, Inc.	ASV	00215L104	6/13/2019	ELECTION OF DIRECTORS: Michael A. Lisi, Joseph M. Nowicki	M	Y	FOR	Y	5/22/2019
				To ratify the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for the year ending December 31, 2019	M	Y	FOR	Y
Immucell Corporation	ICCC	452525306	6/13/2019	ELECTION OF DIRECTORS: Michael F. Brigham, Bobbi Jo Brockmann, David S. Cunningham, Steven t.T. Rosgen, Jonathan E. Rothschild, David S. Tomsche	M	Y	FOR	Y	5/22/2019
				ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION: To approve a nonbinding advisory resolution on the Company's executive compensation program	M	Y	FOR	Y

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM: To ratify the selection by the Audit Committee of the Board of Directors of Wipfli LLP as Independent Registered Public Accounting Firm for the year ending December 31, 2019
					M	Y	FOR	Y

ADVISORY VOTE ON FREQUENCY OF ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION: Advisory vote on whether the compensation paid to our named executive officers should be submitted to stockholders for an advisory vote every one, two or three years.
					M	Y	FOR	Y	1Year
Pctel, Inc.	PCTI	69325Q105	5/29/2019	ELECTION OF DIRECTORS: Gina Haspilair, M. Jay Sinder	M	Y	FOR	Y	5/28/2019
				Approval of the PCTEL, Inc. 2019 Stock Incentive Plan	M	Y	FOR	Y
				Approval of the PCTEL, Inc. 2019 Employee Stock Purchase Plan	M	Y	FOR	Y
				Non-binding advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
				Ratification of the appointment of Grant Thornton LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019	M	Y	FOR	Y
Rockwell Medical, Inc.	RMTI	774374102	6/6/2019	ELECTION OF DIRECTORS: Stuart Paul, (ClassI), Robin L. Smith, (ClassIII), Benjamin Wolin, (ClassIII)	M	Y	FOR	Y	5/28/2019
				Approve an amendment to the Company's Restated Articles of Incorporation to Increase the number of authorized shares of the Company's common stock by 50 million shares to 170 million shares.	M	Y	FOR	Y
				Approve a proposal to reincorporate the Company from the State of Michigan to the State of Delaware: Opting out of Delaware 203	M	Y	FOR	Y
				Approve a proposal to reincorporate the Company from the State of Michigan to the State of Delaware: Not opting out of Delaware 203	M	Y	FOR	Y
				Approve, by non-binding proposal, the compensation of the named executive officers.	M	Y	FOR	Y
				Approve a proposal to ratify the selection of Marcum LLP as our independent registered public accounting firm for 2019.	M	Y	FOR	Y
Profire Energy, Inc.	PFIE	743314W10	6/12/2019	ELECTION OF DIRECTORS: Brenton W. Hatch, Ryan W. Oviatt, Ronald R. Spoehel, Daren J. Shaw, Arlen B. Crouch	M	Y	FOR	Y	5/31/2019
				The frequency of future advisory votes on the compensation of our named executive officers Board Recommends 2 Years	M	Y	AGAINST	N	1 Year
				Ratify the appointment of Sadler, Gibb & Associates, LLC as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
Issuer Direct Corporation	ISDR	46520M204	6/13/2019	TO ELECT THE FIVE (5) directors nominated by our Board of Directors William H. Everett, Directo, J. Patrick Galleher, Director, Brian R. Balbirnie, Eric Frank, Michael Nowlan	M	Y	FOR	Y	5/31/2019
				To Ratify the Appointment of Cherry Bekaert LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31,2019	M	Y	FOR	Y
CVI Aerostructures, Inc.	CVU	125919308	6/13/2019	ELECTION OF DIRECTORS: Janet Cooper, Carey Bond, Michael Faber, Douglas McCrosson	M	Y	FOR	Y	6/6/2019
				Advisory approval of the compensation of the Company's Named Executive Officers.	M	Y	FOR	Y
				Ratification of appointment of CohnReznick LLP as the Company's independent registered public accounting firm.	M	Y	FOR	Y
DHT Holdings Inc.	DHT	Y2065G121	6/12/2019	ELECTION OF DIRECTORS: Einar Michael Steimler, Joseph H. Pyne	M	Y	FOR	Y	6/6/2016
				To approve the 2019 Incentive Compensation Plan.	M	Y	FOR	Y
				To ratify the selection of Deloitte AS as DHT's Independent Registered Public Accounting Firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
Zagg Inc.	ZAGG	98884U108	6/20/2019	ELECTION OF DIRECTORS: Chris Ahern, Michael T. Birch, Cheryl A. Larabee, Daniel R. Maurer, P. Scott Stubbs	M	Y	FOR	Y	6/7/2019
				Ratification of the Appointment of KPMG LLP as independent registered public accounting firm for the Company.	M	Y	FOR	Y
				Non-binding advisory vote to approve the compensation of our named executive officers in 2018.	M	Y	FOR	Y
				Non-binding advisory vote on the frequency of future advisory votes on compensation of named executive officers. Board Recommends 1 Year	M	Y	FOR	Y	1 Year
Global Self Storage, Inc.	SELF	37955N106	6/11/2019	ELECTION OF DIRECTORS: George B. Langa, Thomas B. Winmill, Esq., Mark C. Winmill, Russell E. Burke III	M	Y	FOR	Y	6/10/2019
				To Ratify the Appointmwent of Tait, Weller & Baker LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2019	M	Y	FOR	Y
Lakeland Industries Inc.	LAKE	511795106	6/18/2019	ELECTION OF DIRECTORS: Thomas AJ. McAteer, James M. Jenkins	M	Y	FOR	Y	6/7/2019
				Ratification of the selection of Friedman LLP as the Company's independent registered public accounting firm for the fiscal year ending January 31, 2020.	M	Y	FOR	Y
				Approve, on an advisory basis, compensation of our named executive officers.	M	Y	FOR	Y
Finjan Holdings, Inc.	FNJN	31788H303	6/19/2019	ELECTION OF CLASS 1 DIRECTORS: Daniel Chinn, Eric Benhamou, Michael Southworth	M	Y	FOR	Y	6/7/2019
				To ratify the appointment of Marcum LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
Plymouth Industrial REIT, Inc.	PLYM	729640102	6/28/2019	ELECTION OF DIRECTORS: Martin Barber, Philip S. Cottone, Richad J. DeAgazio, David G. Gaw, Pendleton P. White, Jr., Jeffrey E. Witherell	M	Y	FOR	Y	6/7/2019
				Ratification of the appointment of Marcum LLP as the Company's independent registered public accountants for 2019.	M	Y	FOR	Y
Willamette Valley Vineyards, Inc.	WVVI	969136100	7/14/2019	ELECTION OF DIRECTORS: James Ellis, Heather Westing	M	Y	FOR	Y	6/19/2019
				Ratification of appointment of Moss-Adams, LLP as the independent registered public accounting firm of Willamette Valley Vineyards, Inc. for the year ending December 31, 2019.	M	Y	FOR	Y
BF Staffing, Inc.	BGSF	05544A109	7/31/2019	ELECTION OF DIRECTORS: Richard L. Baum, Jr., Paul A. Seid	M	Y	FOR	Y	6/26/2019
				To ratify BG Staffing, Inc.'s Audit Committee's appointment of Whitley Penn LLP as independent registered public accounting firm for the fiscal year ending December 29, 2019.	M	Y	FOR	Y
				Advisory vote to approve named executive officer compensation ("Say-on-Pay" Vote).	M	Y	FOR	Y
				Advisory vote on how frequently shareholders will be provided a "Say-on-Pay" Vote. Board Recommends 3 Years	M	Y	AGAINST	N	1 Year
Quest Resource Holding Corporation	QRHC	74836W203	7/10/2019	ELECTION OF DIRECTORS: Michael F. Golden, Russell J. Knittel	M	Y	FOR	Y	6/21/2019
				To provide a non-binding advisory vote on the compensation of our named executive officers for fiscal 2018 ("say-on-pay").	M	Y	FOR	Y
				To provide a non-binding advisory vote on the frequency of future non-binding advisory votes on the compensation of our named executive officers ("say-on-frequency"). Board Recommends 1 Year	M	Y	FOR	Y	1 Year
				To approve an amendment to our 2012 Incentive Compensation Plan to increase the number of shares reserved for stock-based compensation under our 2012 Incentive Compensation Plan by 3,000,000 shares.	M	Y	FOR	Y

To ratify the appointment of Semple, Marchal and Cooper, LLP, an independent registered public accounting firm, as the independent registered public accountant of our company for the fiscal year ending December 31, 2019.
					M	Y	FOR	Y
Mitcham Industries, Inc.	MIND	606501104	7/23/2019	ELECTION OF DIRECTORS: Peter h. Blum, Robert . Capps, R. Dean Lewis, Robet J. Albers, Thomas S. Glanville, Marcus Rowland	M	Y	FOR	Y	6/26/2019
				APPROVAL OF THE SECOND AMENDMENT TO THE STOCK AWARDS PLAN.	M	Y	FOR	Y
				ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.	M	Y	FOR	Y
				RATIFICATION OF THE SELECTION OF MOSS ADAMS LLP AS MITCHAM INDUSTRIES, INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JANUARY 31, 2020.	M	Y	FOR	Y
Superior Drilling Products, Inc.	SDPI	868153107	8/2/2019	ELECTION OF DIRECTORS: Annette Meier, James R. Lines	M	Y	FOR	Y	6/26/2019
				Proposal to ratify the appointment of Moss Adams LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2019.	M	Y	FOR	Y
				In their discretion, upon such other matters that may properly come before the meeting or any adjournment or adjournments thereof.	M	Y	FOR	Y

2018-2019
PERRITT LOW PRICED STOCK FUND
PROXY VOTING RECORD

Issuer	Symbol	CUSIP	Mtg Date	Proposal	Proposed By	Voted	For/Against/Abstain	For Management	Date Signed

Modine Manufacturing Compnay	MOD	607828100	7/19/2018	ELECTION OF THE FOLLOWING DIRECTORS: Dr. Suresh V. Garimella, Christopher W. Patterson, Christine Y. Yan	M	Y	FOR	Y	7/3/2018
				Advisory vote to approve of the Company's named executive officer compensation.	M	Y	FOR	Y
				Ratification of the appointment of the Company's independent registered public accounting firm.	M	Y	FOR	Y
Mitel Networks Corporation	MIITL	60671Q104	7/6/2018
To consider, pursuant to an interim order of the Ontario Superior Court of Justice, dated as of June 7, 2018 and, if deemed advisable, to pass, with or without variation, a special resolution (the "arrangement resolution") to approve an arrangement (the "arrangement") under section 192 of the Canada Business Corporations Act pursuant to the Arrangement Agreement, dated as of April 23, 2018, among Mitel, MLN AcquisitionCo ULC ("Purchaser"), a British Columbia unlimited liability company and MLN TopCo Ltd., a Cayman Islands exempted company, to effect among other things, the acquisition by Purchaser of all of the outstanding common shares of the Company in exchange for $11.15 cash (less any applicable withholding taxes) per common share.
					M	Y	FOR	Y	7/3/2018
				To consider and vote on a proposal to approve, by non-binding, advisory vote, certain compensation arrangements for the Company's named executive officers in connection with the arrangement.	M	Y	FOR	Y
				To approve the adjournment of the special meeting, if necessary, to solicit additional proxies if there are insufficient votes at the time of the meeting to approve the arrangement resolution.	M	Y	FOR	Y
Orbotech Ltd.	ORBK	M75253100	7/12/2018
TO APPROVE AND ADOPT (I) THE AGREEMENT AND PLAN OF MERGER DATED MARCH 18, 2018, AS AMENDED (THE "MERGER AGREEMENT"), AMONG KLA-TENCOR CORPORATION ("KLA-TENCOR"), TIBURON MERGER SUB TECHNOLOGIES LTD. ("MERGER SUB") AND THE COMPANY; (II) THE MERGER OF MERGER SUB WITH AND INTO THE COMPANY (THE "MERGER") ON THE TERMS AND SUBJECT TO THE CONDITIONS SET FORTH IN THE MERGER AGREEMENT AND IN ACCORDANCE WITH THE PROVISIONS OF SECTIONS 314-327 OF THE ISRAELI COMPANIES LAW, 1999 AND THE RULES AND REGULATIONS PROMULGATED THEREUNDER.
					M	Y	FOR	Y	7/3/2018

Are you KLA-Tencor, Merger Sub, or a KLA Related Person (as such term is defined in the Proxy Statement) with respect to the item listed above? If you have not marked "NO" on the proxy (or in your electronic submission), thereby confirming you are not KLA-Tencor, Merger Sub, or a KLA Related Person, your vote will not be counted for purposes of the Merger Majority (as such term is defined in the Proxy Statement). Mark "for" = yes or "against" = no.
					M	Y	FOR	Y
Electro Scientific Industries, Inc.	ESIO	285229100	8/8/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Frederick A. Ball, Michael D. Burger, Lynne J. Camp, Laurence E. Cramer, Raymond A. Link, Richard H. Wills	M	Y	FOR	Y
				To approve, on an advisory basis, the compensation of the Company's named executive officers.	M	Y	FOR	Y
				To ratify the Audit Committee's selection of Deloitte & Touche LLP as the Company's independent registered public accounting firm for the fiscal year ending March 30, 2019	M	Y	FOR	Y
First Foundation, Inc.	FFWM	32026V104	8/28/2018
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:  James Brakke, Max riggs, Martha Corbett, Warren Fix, John Hakopian, Scott F. Kavanaugh, Ulrich E. Keller, Jr., David Lake, Mitchell M. Rosenberg, Jacob Sonenshine
					M	Y	FOR	Y	8/20/2018
				To ratify the appointment of Vavrinek, Trine, Day & Co. LLP as the Company's independent registered public accountants for the year ending December 31, 2018.	M	Y	FOR	Y
Innerworkings, Inc.	INWK	45773Y105	9/6/2018
ELECTION OF THE FOLLOWING DIRECTORS:  Eric D. Belcher, Jack M. Greenberg, Richard S. Stoddart, Charles K. Bobinskoy, David Fisher, J. Patrick Gallagher, Jr. Julie M. Howard, Linda S. Wolf, Lindsay Y. Corby, Adam J. Gutstein
					M	Y	FOR	Y	8/8/2018
				Approve, on an advisory, non-binding basis, the compensation of the Company's named executive officers.	M	Y	FOR	Y
				Approve the amended and restated 2006 Stock Incentive Plan, including an increase in the share reserve of 1,035,000 shares.	M	Y	FOR	Y
				Ratify the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending December 31, 2018.	M	Y	FOR	Y	8/15/2018
COHU Inc.	COHU	192576106	8/30/2018
To approve the issuance of Cohu common stock in connection with the merger of Xavier Acquisition Corporation with and into Xcerra Corporation ("Xcerra") with Xcerra continuing as the surviving corporation and a wholly owned subsidiary of Cohu, to the extent such issuance would require approval under NASDAQ Stock Market Rule 5635(a) (the "Stock Issuance Proposal").
					M	Y	FOR	Y

To approve any adjournment of the Cohu Special Meeting, if necessary or appropriate, including to permit further solicitation of proxies if there are not sufficient votes at the time of the Cohu Special Meeting to approve the Stock Issuance Proposal.
					M	Y	FOR	Y
Golden Ocean Group Limited	GOGL	G39637205	9/21/2018	DIRECTORS RECOMMEND A VOTE FOR RE-ELECTION OF THE FOLLOWING NOMINEES: John Fredricksen, Ola Lorentzon, Gert-Jan van den Akker	M	Y	FOR	Y	8/22/2018

To approve the increase of the Company's authorized share capital from US$7,500,000 divided into 150,000,000 common shares of US$0.05 par value each to US$10,000,000 divided into 200,000,000 common shares of US$0.05 par value each by the authorization of an additional 50,000,000 common shares of US$0.05 par value each.
					M	Y	FOR	Y
				To reduce the share premium account of the Company to nil, and to credit the amount resulting from the reduction to the Company's Contributed Surplus account, with immediate effect.	M	Y	FOR	Y
				To reappoint PricewaterhouseCoopers AS as auditors and to authorize the Directors to determine their remuneration.	M	Y	FOR	Y
				To approve remuneration of the Company's Board of Directors of a total amount of fees not to exceed US$600,000.00 for the year ended December 31, 2018.	M	Y	FOR	Y
McDermott International, Inc.	MDR	580037703	9/26/2018
DIRECTORS RECOMMEND A VOTE FOR RE-ELECTION OF THE FOLLOWING NOMINEES: Forbes I.J. Alexander, Phillipe Barril, John F. Bookout, III, David Dickson, L. Richard lury, W. Craig Kissel, Gary P. Luquette, James H. Miller, William H. Schumann, III, Mary L. Shafer-Malicki, Marsha C. Williams
					M	Y	FOR	Y	8/24/2018
				To conduct an advisory vote to approve named executive officer compensation.	M	Y	FOR	Y
				To ratify our Audit Committee's appointment of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2018.	M	Y	FOR	Y
BOFI Holding, Inc.	BOFI	O5566108	10/25/2018	ELECTION OF THE FOLLOWING DIRECTORS: Paul J. Grinberg, Gregory Garrabrants, Uzair Dada	M	Y	FOR	Y	9/18/2018
				To approve, in a non-binding and advisory vote, the compensation of the Company's named executive officers as disclosed in the Company's proxy statement	M	Y	FOR	Y
				To ratify the selection of BDO USA, LLP as the Company's independent public accounting firm for fiscal year 2019	M	Y	FOR	Y
Veritex Holdings,Inc.	VBTX	923451108	11/15/2018
Veritex Share Issuance Proposal: To approve the issuance of shares of common stock, par value $0.01 per share, of Veritex Holdings, Inc. pursuant to the Agreement and Plan of Reorganization, dated July 23, 2018, by and among Veritex Holdings, Inc., MustMS, Inc. and Green Bancorp, Inc. (the "Vertiex Share Issuance Proposal").
					M	Y	FOR	Y	10/25/2018

Veritex Adjournment Proposal: To approve one or more adjournments of the Veritex Special Meeting, if necessary or appropriate, to solicit additional proxies in favor of approval of the Veritex Share Issuance Proposal.
					M	Y	FOR	Y	11/14/2018
Infrastruture and Energy Alternatives,Inc.	IEA	45686J104	12/14/2018	DIRECTORS RECOMMEND A VOTE FOR RE-ELECTION OF THE FOLLOWING NOMINEES: Mohsin y. Meghji, Ian Schapiro	M	Y	FOR	Y
				Ratification of the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2019 fiscal year.	M	Y	FOR	Y
Hill International, Inc.	HIL	431466101	12/6/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Arnaud Ajdler, Raof S. Ghali	M	Y	FOR	Y	11/16/2018
				Advisory vote to approve the Company's named executive officer compensation	M	Y	FOR	Y
				Ratification of the appointment of EisnerAmper LLP as the Company's independent registered public accounting firm for 2018	M	Y	FOR	Y
Winnebago Industries, Inc.	WGO	974637100	12/11/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Maria F. Blasé, Chritopher J. Braun, David W. Miles	M	Y	FOR	Y	11/16/2018
				Advisory approval of executive compensation (the "say on pay" vote).	M	Y	FOR	Y
				Approval of the Winnebago Industries, Inc. 2019 Omnibus Incentive Plan.	M	Y	FOR	Y
				Ratification of the appointment of Deloitte & Touche LLP as Winnebago Industries, Inc.'s Independent Registered Public Accountant for the fiscal year ending August 31, 2019.	M	Y	FOR	Y
Natural Altenatives International Inc.	NAII	638842302	12/7/2018	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Joe E. Davis, Mark A. LeDoux	M	Y	FOR	Y	11/20/2018
				To ratify the selection of Haskell & White LLP as our independent registered public accounting firm for the fiscal year ending June 30, 2019.	M	Y	FOR	Y
Technoglass, Inc.	TGLS	G87264100	12/12/2018	Election fo the Class B Directors: Christian T. Daes, Julio A. Torres	M	Y	FOR	Y	12/11/2018
				In their discretion, the proxies are authorized to vote upon such other business as may come before the meeting or any adjournment thereof. I260	M	Y	FOR	Y
Smart Global Holdings, Inc.	SCH	G8232Y101	1/29/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Randy Furr, Ajlay Shah, Jason White	M	Y	FOR	Y	12/28/2018
				Ratification of the selection of Deloitte & Touche LLP as the independent registered public accounting firm for SMART Global Holdings, Inc. for the current fiscal year.	M	Y	FOR	Y

Whether the advisory vote with respect to the compensation of the named executive officers of SMART Global Holdings, Inc. should take place every one year, every two years or every three years.
Board Recommends  1 Year
					M	Y	FOR	Y	1 Year
				Approval of an amendment to the SMART Global Holdings, Inc. Amended and Restated 2017 Share Incentive Plan to increase the number of ordinary shares available for issuance by 1,500,000.	M	Y	FOR	Y
IES Holdings, Inc.	IESC	44951W106	2/6/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Todd M. Cleveland, Joseph L. Dowling, III, David B. Gendell, Jeffrey L. Gende, II,Joe D. Koshkin, Robert W. Lewey, Donald L. Luke	M	Y	FOR	Y	1/2/2019
				RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS FOR THE COMPANY FOR FISCAL YEAR 2019.	M	Y	FOR	Y
				ADVISORY APPROVAL OF THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED IN THE PROXY STATEMENT FOR THE 2019 ANNUAL MEETING.	M	Y	FOR	Y
Marinemax, Inc.	HZO	567908108	2/21/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: George E. Borst, Hilliard M. Eure, III, Joseph A. Watters	M	Y	FOR	Y	1/14/2019
				To approve (on an advisory basis) our executive compensation ("say-on-pay").	M	Y	FOR	Y
				To approve (on an advisory basis) our executive compensation ("say-on-pay").	M	Y	FOR	Y
				To approve an amendment to our 2008 Employee Stock Purchase Plan to increase the number of shares available for issuance under that plan by 500,000 shares.	M	Y	FOR	Y
				To ratify the appointment of KPMG LLP, an independent registered public accounting firm, as the independent auditor of our Company for the fiscal year ending September 30, 2019.	M	Y	FOR	Y	2/1/2019
Kulicke & Soffa Industries, Inc.	KLC	501242101	2/27/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: Dr. Fusen E. Chen, Mr. Gregory F. Milzcik	M	Y	FOR	Y
				To ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the fiscal year ending September 28, 2019.	M	Y	FOR	Y
				To approve, on a non-binding basis, the compensation of the Company's named executive officers.	M	Y	FOR	Y
Omnov Solutions Inc.	OMN	682129101	3/20/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: David J. D'Antoni, Steven W. Percy, Allan R. Rothwell	M	Y	FOR	Y	2/25/2019
				Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending November 30, 2019.	M	Y	FOR	Y
				Approval, on an advisory basis, of OMNOVA's named executive officer compensation.	M	Y	FOR	Y
Gencor Industries, Inc.	GENC	368678108	3/9/2019	DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES: John G. Coburn	M	Y	FOR	Y	3/9/2019
				Ratification of Independent registered Public accounting firm - Moore Stephens Lovelace, P.A.	M	Y	FOR	Y
Phototronics, Inc.	PLAB	719405102	3/24/2019
DIRECTORS RECOMMEND A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES:Walter M. Fiederowicz, Joseph A. Fiorita, Jr. Liang-Choo Hsia, Peter S. Kirlin, Constantine Macricostas, George Macricostas, Mitchell G. Tyson
					M	Y	FOR	Y	3/14/2019
				To ratify the selection of Deloitte & Touche LLP as independent registered public accounting firm for the fiscal year ending October 31, 2019.	M	Y	FOR	Y
				To approve an amendment to the Photronics, Inc. Employee Stock Purchase Plan to increase the number of authorized shares of common stock available from 1,500,000 shares to 1,850,000.	M	Y	FOR	Y
				To approve, by non-binding advisory vote, executive compensation.	M	Y	FOR	Y

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Dated August 27, 2019.
PERRITT FUNDS, INC.

By: /s/ Michael J. Corbett
Michael J. Corbett
President (Principal Executive Officer)